Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of goodwill

	ASIC
USD’000	Segment	Total
Goodwill balance as at December 31, 2023	—	—
Goodwill acquired during the year	—	—
Impairment losses	—	—
As at December 31, 2024
Goodwill	—	—
Goodwill balance as at December 31, 2024	—	—
Goodwill acquired during the year	5,504	5,504
Currency translation adjustment	152	152
Impairment losses	—	—
As at December 31, 2025
Goodwill	5,656	5,656
Accumulated currency translation adjustment	152	152
Goodwill balance as at December 31, 2025	5,656	5,656